Organization and Business Description (Details) - Schedule of Cash Flow - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization and Business Description (Details) - Schedule of Cash Flow [Line Items]
Net cash (used in) provided by operating activities	$ (423,730)	$ (3,320,442)	$ 2,314,408
Net cash used in investing activities			(3,025,281)
Net cash provided by financing activities	$ 400,000